Investment Objectives and Goals - SIIT Screened World Equity Ex-US Fund	Oct. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SCREENED WORLD EQUITY EX-US FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.